Discontinued Operations and Properties Held for Sale	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations and Properties Held for Sale

Note 17 - Discontinued Operations and Properties Held for Sale

The Company separately classifies properties held for sale in the accompanying consolidated balance sheets and operating results for those properties as discontinued operations in the accompanying consolidated statements of operations and comprehensive loss. In the normal course of business, changes in the market or changes in credit risk of certain tenants, among other factors, may compel the Company to decide to classify a property as held for sale or reclassify a property that is designated as held for sale back to held for investment. In these situations, the property is transferred to held for sale or back to held for investment at the lesser of fair value or depreciated cost. As of September 30, 2013 and December 31, 2012, the Company held two properties (one vacant and one occupied) and one vacant property, respectively, classified as held for sale on the accompanying respective consolidated balance sheets. The occupied property classified as held for sale generated approximately $0.4 million of cash flow from rental income for the nine months ended September 30, 2013.

Disposition of Asset Held for Sale

On March 5, 2013, the Company executed a purchase and sale agreement to sell a Citizens Bank branch in Worth, IL classified as held for sale as of September 30, 2013. The sale price of the asset is $0.7 million in cash, which approximates the carrying value of the property.

On July 17, 2013, the Company executed a letter of intent to sell a Shaw's Supermarket in Plymouth, MA classified as held for sale as of September 30, 2013. The sale price of the asset is $6.3 million in cash, which is approximately $0.9 million greater than the carrying value of the property.

Note 17 - Discontinued Operations and Properties Held for Sale

The Company separately classifies properties held for sale in the accompanying consolidated balance sheets and operating results for those properties as discontinued operations in the accompanying consolidated statements of operations and comprehensive loss. In the normal course of business, changes in the market may compel the Company to decide to classify a property as held for sale or reclassify a property that is designated as held for sale back to held for investment. In these situations, the property is transferred to held for sale or back to held for investment at the lesser of fair value or depreciated cost. As of December 31, 2012 and 2011, the Company held one and two vacant properties, respectively, which were classified as held for sale on the accompanying respective consolidated balance sheets.

On July 1, 2012, the Company sold one of the vacant properties, which was located in Havertown, PA, for net proceeds of $0.6 million and recorded a loss on held for sale properties of $0.5 million. Additionally, in 2012, the Company recorded an impairment on assets held for sale of $0.1 million on its remaining property classified as held for sale.